Investments - Income Statement Information of Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Net Investment Loss	$ (673,344)	$ (1,081,006)	$ (1,026,701)
Total Trading Results	(500,137)	3,223,223	2,934,226
Net income (loss)	(1,173,481)	2,142,217	$ 1,907,525
Morgan Stanley Smith Barney BHM I, LLC [Member]
Schedule of Investments [Line Items]
Investment Income	1,632
Net Investment Loss	(170,710)	(3,875,220)
Total Trading Results	(6,343,252)	(31,114,859)
Net income (loss)	(6,513,962)	(34,990,079)
PGR Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income	37,912	4,505
Net Investment Loss	(36,071)	(63,701)
Total Trading Results	(1,707,510)	362,309
Net income (loss)	(1,743,581)	298,608
MB Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income	277,605	5,090
Net Investment Loss	(2,314,063)	(3,544,946)
Total Trading Results	16,332,842	(5,123,213)
Net income (loss)	14,018,779	(8,668,159)
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income	92,036	12,458
Net Investment Loss	(245,725)	(396,486)
Total Trading Results	2,459,009	2,605,734
Net income (loss)	$ 2,213,284	2,209,248
Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income		1,120
Net Investment Loss		(39,750)
Total Trading Results		87,198
Net income (loss)		$ 47,448